Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Trade accounts payable [Line Items]
Trade accounts payable	R$ 8,728,141	R$ 5,141,386
Total trade accounts payable
Trade accounts payable [Line Items]
Trade accounts payable	8,728,141	5,141,386
Domestic market (Brazil) | Third party
Trade accounts payable [Line Items]
Trade accounts payable	4,259,637	4,065,115
Trade and Other Current Payables to Trade Suppliers, Amounts Subject to Factoring	418,444	438,830
Domestic market (Brazil) | Related party
Trade accounts payable [Line Items]
Trade accounts payable	3,015	681
Foreign countries | Arbex
Trade accounts payable [Line Items]
Trade accounts payable	3,500,000
Foreign countries | Third party
Trade accounts payable [Line Items]
Trade accounts payable	R$ 4,465,489	R$ 1,075,590